Annual Fund Operating Expenses - Retail - Vanguard US Growth Fund	Dec. 22, 2020
Investor Shares
Operating Expenses:
Management Fees	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.38%
Admiral Shares
Operating Expenses:
Management Fees	0.28%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%